Long-Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Capital lease obligations
Estimated fair value of satellites acquired under capital leases	$ 500,000	$ 500,000
Accumulated depreciation on satellites acquired under capital leases	322,000	279,000
Depreciation expense - capital leases	43,000	$ 43,000	$ 43,000
Future minimum lease payments under the capital lease obligation, together with the present value of the net minimum lease payments
2016	76,676
2017	75,874
2018	75,849
2019	50,320
2020	48,000
Thereafter	64,000
Total minimum lease payments	390,719
Less: Amount representing lease of the orbital location and estimated executory costs (primarily insurance and maintenance) including profit thereon, included in total minimum lease payments	(186,742)
Net minimum lease payments	203,977
Less: Amount representing interest	(37,485)
Present value of net minimum lease payments	166,492
Less: Current portion	(30,849)
Long-term portion of capital lease obligations	$ 135,643
FSS Satellite Anik F3
Capital lease obligations
Ku-band capacity leased (as a percent)	100.00%
Term of capital lease	15 years
Canadian DBS Satellite Ciel II
Capital lease obligations
Satellite capacity leased (as a percent)	100.00%
Initial term of capital lease	10 years